Effects of changes in currency exchange rate (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities [abstract]
Other financial liabilities	$ 101,426,359	$ 69,129,474
Current lease liabilities	6,152,361	4,934,639
Trade and other current payables	515,522,729	324,521,077
Accounts payable to related parties	26,208,319	18,432,354
Other current provisions	2,544,973	2,984,518
Current tax liabilities, current	35,066,792	21,251,222
Provisions for employee benefits	50,677,101	39,900,588
Other non-financial liabilities	43,516,630	40,370,214
Total current liabilities	781,115,264	521,524,086
0 to 3 months
Current liabilities [abstract]
Other financial liabilities	5,638,793	10,238,905
Current lease liabilities	1,646,160	1,373,828
Trade and other current payables	512,732,980	322,200,664
Accounts payable to related parties	26,208,319	18,432,354
Other current provisions	450,784	151,167
Current tax liabilities, current	24,966,542	8,459,815
Provisions for employee benefits	46,514,137	38,062,162
Other non-financial liabilities	6,866	1,268,039
Total current liabilities	618,164,581	400,186,934
More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	95,787,566	58,890,569
Current lease liabilities	4,506,201	3,560,811
Trade and other current payables	2,789,749	2,320,413
Accounts payable to related parties	0	0
Other current provisions	2,094,189	2,833,351
Current tax liabilities, current	10,100,249	12,791,407
Provisions for employee benefits	4,162,964	1,838,426
Other non-financial liabilities	43,509,764	39,102,175
Total current liabilities	162,950,682	121,337,152
Chilean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,144,868	1,288,200
Current lease liabilities	252,247	197,593
Trade and other current payables	346,709,386	199,708,893
Accounts payable to related parties	6,065,029	5,489,625
Other current provisions	340,100	51,700
Current tax liabilities, current	11,625,210	7,806,353
Provisions for employee benefits	31,845,397	29,568,649
Other non-financial liabilities	0	0
Total current liabilities	397,982,237	244,111,013
Chilean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	76,242,185	35,992,994
Current lease liabilities	413,615	561,775
Trade and other current payables	2,318,545	572,513
Accounts payable to related parties	0	0
Other current provisions	2,094,189	2,833,351
Current tax liabilities, current	10,100,249	12,791,407
Provisions for employee benefits	4,162,964	1,838,426
Other non-financial liabilities	43,509,764	39,102,175
Total current liabilities	138,841,511	93,692,641
Unidades de Fomento [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	1,823,953	4,393,473
Current lease liabilities	799,267	657,841
Total current liabilities	2,623,220	5,051,314
Unidades de Fomento [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	6,278,069	3,302,978
Current lease liabilities	2,329,117	1,906,190
Total current liabilities	8,607,186	5,209,168
US Dollar [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	268,328	4,121,865
Current lease liabilities	495,349	414,733
Trade and other current payables	37,817,444	37,249,860
Accounts payable to related parties	6,532,375	3,775,961
Other non-financial liabilities	6,866	1,268,039
Total current liabilities	45,120,362	46,830,458
US Dollar [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	12,785,711	19,086,139
Current lease liabilities	1,486,045	906,778
Trade and other current payables	114,479	391,246
Accounts payable to related parties	0	0
Other non-financial liabilities	0	0
Total current liabilities	14,386,235	20,384,163
Euros [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	53,421	125,723
Current lease liabilities	29,985	26,518
Trade and other current payables	10,139,173	8,137,207
Accounts payable to related parties	13,444,014	9,060,286
Total current liabilities	23,666,593	17,349,734
Euros [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	65,288	508,458
Current lease liabilities	89,956	79,554
Trade and other current payables	303,037	1,346,741
Accounts payable to related parties	0	0
Total current liabilities	458,281	1,934,753
Argentinean Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	2,128,801	966
Current lease liabilities	42,018	58,040
Trade and other current payables	109,041,520	68,666,133
Other current provisions	110,684	99,467
Current tax liabilities, current	12,805,154	454,281
Provisions for employee benefits	13,285,500	7,414,207
Total current liabilities	137,413,677	76,693,094
Argentinean Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Current lease liabilities	116,631	77,662
Trade and other current payables	0	0
Other current provisions	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	116,631	77,662
Uruguay Peso en Unidades Indexadas [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	0	202,988
Current lease liabilities	0	8,960
Total current liabilities	0	211,948
Uruguay Peso en Unidades Indexadas [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	0	0
Current lease liabilities	0	11,947
Total current liabilities	0	11,947
Other currencies [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	90,169	0
Trade and other current payables	0	578,652
Accounts payable to related parties	151,871	93,707
Total current liabilities	242,040	672,359
Other currencies [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	36	0
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Total current liabilities	36	0
Uruguayan Peso [Member] | 0 to 3 months
Current liabilities [abstract]
Current lease liabilities	27,294	10,143
Trade and other current payables	3,207,481	2,341,105
Current tax liabilities, current	270,980	199,181
Provisions for employee benefits	561,556	428,282
Total current liabilities	4,067,311	2,978,711
Uruguayan Peso [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Current lease liabilities	70,837	16,905
Trade and other current payables	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	70,837	16,905
Paraguayan Pesos [Member] | 0 to 3 months
Current liabilities [abstract]
Trade and other current payables	1,703,480	1,803,818
Accounts payable to related parties	2,836	1,117
Current tax liabilities, current	265,198	0
Provisions for employee benefits	460,306	287,087
Total current liabilities	2,431,820	2,092,022
Paraguayan Pesos [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Trade and other current payables	53,688	9,913
Accounts payable to related parties	0	0
Current tax liabilities, current	0	0
Provisions for employee benefits	0	0
Total current liabilities	53,688	9,913
Bolivianboliviano [Member] | 0 to 3 months
Current liabilities [abstract]
Other financial liabilities	129,253	105,690
Trade and other current payables	4,114,496	3,714,996
Accounts payable to related parties	12,194	11,658
Provisions for employee benefits	361,378	363,937
Total current liabilities	4,617,321	4,196,281
Bolivianboliviano [Member] | More the 91 days until 1 year
Current liabilities [abstract]
Other financial liabilities	416,277	0
Trade and other current payables	0	0
Accounts payable to related parties	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 416,277	$ 0